Condensed Consolidating Financial Information (Income Statements) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 02, 2016	May 21, 2015	Jun. 08, 2012
Condensed Financial Statements, Captions [Line Items]
Net Revenues	$ 542,674	$ 546,313	$ 559,867	$ 550,578	$ 531,593	$ 528,897	$ 540,680	$ 541,085	$ 2,199,432	$ 2,142,255	$ 2,198,738
Costs and Expenses
Operating									1,190,824	1,184,442	1,218,881
Selling, general and administrative									322,420	327,599	341,446
Maintenance and utilities									104,548	109,526	106,695
Depreciation and amortization									207,118	208,915	218,667
Corporate expense									76,941	75,626	63,249
Project development, preopening and writedowns									6,907	13,747	10,371
Project development, preopening and writedowns									6,907	13,747	10,371
Impairments of assets									18,565	48,681	5,351
Other operating charges, net									(907)	(13)	(2,861)
Intercompany expenses									0	0	0
Total operating costs and expenses									1,928,230	1,968,523	1,967,521
Equity in earnings of subsidiaries									0	0	0
Operating Income (Loss)	46,802	69,423	83,094	71,883	11,621	41,802	58,749	61,560	271,202	173,732	231,217
Other expense (income)
Interest expense, net									222,732	228,181	260,848
Loss on early extinguishments of debt									40,733	1,536	28,346
Other, net									3,676	48	(2,090)
Total other expense, net									(267,141)	(229,765)	(287,104)
Income (loss) from continuing operations before income taxes									4,061	(56,033)	(55,887)
Income taxes benefit (provision)									6,634	5,408	(7,684)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(14,434)	7,015	(12,390)	30,504	(33,286)	(12,256)	(3,971)	(1,112)	10,695	(50,625)	(63,571)
Income (loss) from discontinued operations, net of tax	7,565	18,410	5,965	4,599	863	8,928	9,309	(10,113)	36,539	8,987	(44,983)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest					0	(11,777)	(4,669)	5,043	0	(11,403)	27,846
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax									0	11,403	(27,846)
Net income (loss)									47,234	(53,041)	(80,708)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest									0	0	(444)
Net Income (Loss) Attributable to Parent	$ (6,869)	$ 25,425	$ (6,425)	$ 35,103	$ (32,423)	$ (15,105)	$ 669	$ (6,182)	47,234	(53,041)	(80,264)
Comprehensive income (loss)									$ 46,971	(51,577)	$ (81,263)
Boyd
Condensed Financial Statements, Captions [Line Items]
Subsidiaries, Ownership Percentage	100.00%								100.00%		100.00%
Net Revenues									$ 121,541	117,159	$ 123,951
Costs and Expenses
Operating									1,800	1,800	1,848
Selling, general and administrative									48,173	46,708	46,880
Maintenance and utilities									0	0	0
Depreciation and amortization									6,179	5,667	6,619
Corporate expense									71,700	71,951	59,128
Project development, preopening and writedowns									884	105	1,586
Impairments of assets									0	320	0
Other operating charges, net									(599)	(164)	(427)
Intercompany expenses									(1,204)	(1,204)	(1,213)
Total operating costs and expenses									130,539	127,919	117,701
Equity in earnings of subsidiaries									190,570	85,268	95,175
Operating Income (Loss)									181,572	74,508	101,425
Other expense (income)
Interest expense, net									125,890	132,204	153,893
Loss on early extinguishments of debt									30,829	0	25,001
Other, net									396	(793)	137
Total other expense, net									(157,115)	(131,411)	(179,031)
Income (loss) from continuing operations before income taxes									24,457	(56,903)	(77,606)
Income taxes benefit (provision)									22,777	3,862	(2,658)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									47,234	(53,041)	(80,264)
Income (loss) from discontinued operations, net of tax									0	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										0	0
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax											(80,264)
Net income (loss)									47,234	(41,638)	(108,554)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest											0
Net Income (Loss) Attributable to Parent									47,234	(53,041)	(80,264)
Comprehensive income (loss)									46,971	(51,577)	(80,819)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Revenues									2,173,147	2,114,021	2,170,332
Costs and Expenses
Operating									1,145,181	1,134,312	1,167,767
Selling, general and administrative									267,661	273,924	287,007
Maintenance and utilities									103,086	108,002	105,228
Depreciation and amortization									196,865	200,356	209,744
Corporate expense									1,781	1,849	2,793
Project development, preopening and writedowns									2,351	8,894	3,956
Impairments of assets									17,500	41,090	16,835
Other operating charges, net									(308)	(177)	(2,388)
Intercompany expenses									(140,971)	(134,710)	(142,213)
Total operating costs and expenses									1,875,704	1,902,960	1,937,931
Equity in earnings of subsidiaries									(2,204)	(2,764)	(1,906)
Operating Income (Loss)									295,239	208,297	230,495
Other expense (income)
Interest expense, net									96,818	95,953	104,555
Loss on early extinguishments of debt									9,904	1,536	3,343
Other, net									2,959	(683)	(2,160)
Total other expense, net									(109,681)	(96,806)	(105,738)
Income (loss) from continuing operations before income taxes									185,558	111,491	124,757
Income taxes benefit (provision)									(16,089)	1,644	(5,069)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									169,469	113,135	119,688
Income (loss) from discontinued operations, net of tax									36,539	(13,819)	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										0	0
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax											119,688
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest											0
Net Income (Loss) Attributable to Parent									206,008	99,316	119,688
Comprehensive income (loss)									205,745	100,780	119,133
Non-Guarantor Subsidiaries (100% Owned)
Condensed Financial Statements, Captions [Line Items]
Net Revenues									48,353	48,687	49,937
Costs and Expenses
Operating									43,843	48,330	49,266
Selling, general and administrative									6,604	7,187	7,601
Maintenance and utilities									1,462	1,523	1,467
Depreciation and amortization									4,074	2,892	2,304
Corporate expense									3,460	1,826	1,328
Project development, preopening and writedowns									3,596	4,586	6,722
Impairments of assets									1,065	7,271	1,250
Other operating charges, net									0	0	(46)
Intercompany expenses									(1,416)	(1,478)	(2,015)
Total operating costs and expenses									65,520	75,093	71,999
Equity in earnings of subsidiaries									(76)	(162)	0
Operating Income (Loss)									(17,243)	(26,568)	(22,062)
Other expense (income)
Interest expense, net									24	24	23
Loss on early extinguishments of debt									0	0	2
Other, net									321	1,524	(67)
Total other expense, net									(345)	(1,548)	42
Income (loss) from continuing operations before income taxes									(17,588)	(28,116)	(22,020)
Income taxes benefit (provision)									(54)	(98)	43
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(17,642)	(28,214)	(21,977)
Income (loss) from discontinued operations, net of tax									0	0	23,442
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										0	0
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax											1,465
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest											0
Net Income (Loss) Attributable to Parent									(17,642)	(28,214)	1,465
Comprehensive income (loss)									(17,642)	(28,214)	1,465
Non-Guarantor Subsidiaries (Not 100% Owned)
Condensed Financial Statements, Captions [Line Items]
Net Revenues									0	0	1,933
Costs and Expenses
Operating									0	0	0
Selling, general and administrative									0	0	0
Maintenance and utilities									0	1	0
Depreciation and amortization									0	0	0
Corporate expense									0	0	0
Project development, preopening and writedowns									76	162	41
Impairments of assets									0	0	0
Other operating charges, net									0	0	0
Intercompany expenses									0	0	0
Total operating costs and expenses									76	163	41
Equity in earnings of subsidiaries									0	0	0
Operating Income (Loss)									(76)	(163)	1,892
Other expense (income)
Interest expense, net									0	0	2,377
Loss on early extinguishments of debt									0	0	0
Other, net									0	0	0
Total other expense, net									0	0	(2,377)
Income (loss) from continuing operations before income taxes									(76)	(163)	(485)
Income taxes benefit (provision)									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(76)	(163)	(485)
Income (loss) from discontinued operations, net of tax									0	22,806	(55,692)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										0	0
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax											(56,177)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest											0
Net Income (Loss) Attributable to Parent									(76)	22,643	(56,177)
Comprehensive income (loss)									(76)	22,643	(56,177)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net Revenues									(143,609)	(137,612)	(147,415)
Costs and Expenses
Operating									0	0	0
Selling, general and administrative									(18)	(220)	(42)
Maintenance and utilities									0	0	0
Depreciation and amortization									0	0	0
Corporate expense									0	0	0
Project development, preopening and writedowns									0	0	(1,934)
Impairments of assets									0	0	(12,734)
Other operating charges, net									0	0	0
Intercompany expenses									143,591	137,392	145,441
Total operating costs and expenses									(143,609)	(137,612)	(160,151)
Equity in earnings of subsidiaries									(188,290)	(82,342)	(93,269)
Operating Income (Loss)									(188,290)	(82,342)	(80,533)
Other expense (income)
Interest expense, net									0	0	0
Loss on early extinguishments of debt									0	0	0
Other, net									0	0	0
Total other expense, net									0	0	0
Income (loss) from continuing operations before income taxes									(188,290)	(82,342)	(80,533)
Income taxes benefit (provision)									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(188,290)	(82,342)	(80,533)
Income (loss) from discontinued operations, net of tax									0	0	(12,733)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										(11,403)	27,846
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax											(65,420)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest											(444)
Net Income (Loss) Attributable to Parent									(188,290)	(93,745)	(64,976)
Comprehensive income (loss)									$ (188,027)	$ (95,209)	$ (64,865)
9.00% senior notes due 2020 | Senior Notes | Boyd
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate	9.00%				9.00%				9.00%	9.00%				9.00%
Senior Notes Due 2023 [Member] | Senior Notes | Boyd
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate	6.875%								6.875%			6.875%	6.875%
6.375% Senior Notes Due 2026 [Member] | Senior Notes | Boyd
Condensed Financial Statements, Captions [Line Items]
Subsidiaries, Ownership Percentage													100.00%
Debt instrument, stated interest rate												6.375%